NOTE 4. NOTE PAYABLE, NET	9 Months Ended
Sep. 30, 2025
NOTE 4. NOTE PAYABLE, NET

Note 11 – Long-term Debt

On July 11, 2025, the Company assumed a Mortgage Loan as part of the Block 40 Acquisition. The Mortgage Loan accrues interest based upon the Secured Overnight Financing Rate (“SOFR”) plus a spread of 3.00%. The Mortgage Loan has interest payments due in monthly installments with a maturity date for the entire principal balance on June 1, 2026. As of September 30, 2025, the Mortgage Loan had an outstanding balance of $73,625,000. As of September 30, 2025, accrued interest was $0 and the effective interest rate for the Mortgage Loan was 7.34%.

Future minimum principal payments at September 30, 2025 for the next five years are as follows:

2025	$—
2026	73,625,000
2027	—
2028	—
2029	—
$73,625,000

Block 40 L L C 2024 [Member]
NOTE 4. NOTE PAYABLE, NET

NOTE 4. NOTE PAYABLE, NET

The Company entered into a loan agreement with a financial institution for maximum borrowings of up to $84,000,000. The loan requires monthly interest-only payments based on a variable interest rate of the one-month Secured Overnight Financing Rate ("SOFR") plus 2.75% (effectively 7.24% at December 31, 2024). On July 1, 2025 the Company entered into a third amendment to the loan agreement to extend the maturity of the loan through June 1, 2026, under similar terms and an interest rate spread increase to 3%. In conjunction with the extension the Company is required to make principal curtailment payments aggregating $10,375,000 through September 25, 2025. As of the report date the Company had made $8,750,000 of the required principal curtailment payments. The amendment provides for one additional one-year extension option subject to lender approval, as defined in the loan agreement and its related third amendment. As required by the third amendment the Company purchased a new interest rate cap with notional amount of $73,625,000, effective August 1, 2025.

The loan is collateralized by a mortgage on the Property and an assignment of tenant leases, and is guaranteed by certain individuals with ownership in the Manager. The loan agreement contains certain affirmative, negative, and financial covenants, including limitations on use of cash and funded debt and requirements to maintain prescribed debt service coverage ratios, as defined in the loan agreement and its related third amendment (Note 2).

At December 31, 2024, the net note payable balance consisted of the following:

Note payable	$84,000,000
Debt issuance costs, net of accumulated amortization of $2,629,006
$84,000,000

Interest Rate Cap

The Company had an interest rate cap with notional amount of $84,000,000. The cap rate agreement provided for a cap of the one-month SOFR rate at 2.25% through the loan's initial maturity date of June 1, 2024, which effectively limited the maximum interest rate of the loan to be 5%. The cap rate agreement was not extended in conjunction with the loan extension. During the year ended December 31, 2024 the SOFR exceeded the cap rate, and the Company recognized approximately $1,093,000 of proceeds from the interest rate cap as a reduction of interest and financing fees. During the year ended December 31, 2024, the change in fair value of the interest rate cap amounted to a loss of approximately $1,249,000.

Interest and financing fees amounted to approximately $6,349,000 for the year ended December 31, 2024, including amortization of debt issuance costs of approximately $548,000.